Leases - Movements in Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Cash outflow for leases	$ 200	$ 200
Right-of-Use Asset
Balance beginning of year	20	35
Additions	2,891	54
Depreciation	(179)	(73)
Payments		4
Translation	(131)
Balance end of year	2,601	20
Lease liabilities
Balance beginning of year	20	36
Additions	2,731	54
Interest expense	123
Payments	(226)	(74)
Translation	(128)	4
Balance end of year	$ 2,520	$ 20